Share Based Payment - Summary of Terms and Conditions Relating to Grants under Share Incentive Plan (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	1 year 3 months	2 years 3 months	3 years 3 months
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments	1,334,759	1,325,531	690,757
Vesting conditions	Refer notes	Refer notes	Refer notes
Contractual life	4 years 7 months 6 days	4 years 10 months 24 days	5 years 2 months 12 days
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments	21,588
Vesting conditions	Refer notes
Bottom of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	4 years	4 years	4 years
Bottom of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	4 years
Top of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	8 years	8 years	8 years
Top of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	7 years